STOCKHOLDERS' EQUITY (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended		9 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Common stock	Sep. 30, 2011 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Sep. 01, 2011 Capital Purchase Program Small Business Lending Fund	Sep. 01, 2011 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund	Sep. 30, 2011 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund Dividend Rate For Nine Calendar Quarter	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund Dividend Rate For Tenth Quarter	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund Dividend Rate After Four and One Half Years
Stockholders Equity Note [Line Items]
Preferred stock redeemed										$ 15,712,000
Maximum revenue limit for qualifying as small businesses										50,000,000
Issuance of common stock	25,443	35,772	207,702	180,329		15	22	121	107		24,400,000
Preferred stock share received from UST (in shares)											24,400
Preferred stock, liquidation preference per share (in dollars per share)											$ 1,000
Payments of stock issuance costs											41,000
Preferred stock dividend rate														5.00%	7.00%	9.00%
Preferred stock, dividend rate, reduction in percentage												1.00%
Weighted average dividend rate												5.00%	5.00%
Common stock shares repurchased (in shares)				96,600	80,692
Common stock shares repurchased value				$ (1,618,880)	$ 1,331,000				$ (966)